Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations (Details) (Single-Employer Plan, USD $)	1 Months Ended	12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014 employee	Dec. 29, 2013	Nov. 14, 2012	Jan. 01, 2012
Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations
Vesting period for plan participation		5 years
Number of employees that remain eligible for pension benefits under prior terms		450
Minimum required contribution expected to be funded in 2015		$ 7,300,000
Change in Benefit Obligation
Benefit obligation, beginning of period		(165,796,000)			(183,874,000)
Service cost	(175,000)	(1,099,000)	(1,311,000)
Interest cost	(989,000)	(8,480,000)	(7,973,000)
Actuarial (loss) gain		(43,059,000)	23,615,000
Benefits paid		4,218,000	3,747,000
Benefit obligation, end of period		(214,216,000)	(165,796,000)		(183,874,000)
Change in plan assets
Fair value of plan assets, beginning of period		123,039,000			101,660,000
Actual return of plan assets, net of expenses		4,302,000	17,423,000
Employer contribution		10,760,000	7,703,000
Benefits paid		(4,218,000)	(3,747,000)
Fair value of plan assets, end of period		133,883,000	123,039,000		101,660,000
Funded status		(80,333,000)	(42,757,000)
Net amount recognized		(80,333,000)	(42,757,000)
Amounts before income tax effect recognized in the consolidated balance sheets
Postretirement and postemployment benefits		(80,333,000)	(42,757,000)
Net amount recognized		(80,333,000)	(42,757,000)
Amounts before income tax effect recognized in accumulated other comprehensive income
Net actuarial (loss) gain		(5,654,000)	42,909,000
Accumulated other comprehensive (loss) income		(5,654,000)	42,909,000
Accumulated other comprehensive income expected to be recognized in net periodic benefit cost during 2015		0
Projected benefit obligation, accumulated benefit obligation and plan assets
Projected benefit obligation		214,216,000	165,796,000
Accumulated benefit obligation		210,556,000	162,940,000
Fair value of plan assets		133,883,000	123,039,000
Fair value of plan assets as a percentage of the projected benefit obligation		62.50%	74.20%
Fair value of plan assets as a percentage of the accumulated benefit obligation		63.60%	75.50%
Components of net periodic benefit cost
Service cost component	175,000	1,099,000	1,311,000
Interest cost component	989,000	8,480,000	7,973,000
Expected return on plan assets	(919,000)	(9,105,000)	(7,523,000)
Amortization of net actuarial gain		(699,000)
Net periodic benefit cost	245,000	(225,000)	1,761,000
Threshold percentage of projected benefit obligation or fair value of plan assets, for straight-line amortization of unrecognized net actuarial loss		10.00%
Weighted-average assumptions used to determine benefit obligations
Discount rate		4.25%	5.15%
Rate of compensation increase		2.50%	2.50%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	4.10%	5.15%	4.30%
Expected long-term return on plan assets	7.50%	7.25%	7.30%
Rate of compensation increase	2.50%	2.50%	2.50%
Predecessor
Change in Benefit Obligation
Service cost				(864,000)
Interest cost				(6,842,000)
Components of net periodic benefit cost
Service cost component				864,000
Interest cost component				6,842,000
Expected return on plan assets				(5,947,000)
Amortization of net actuarial gain				1,106,000
Net periodic benefit cost				$ 2,865,000
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate				5.25%
Expected long-term return on plan assets				7.50%
Rate of compensation increase				2.50%